PIMCO Funds: Pacific Investment Management Series

                        Private Account Portfolio Series

                     Supplement dated August 22, 2002 to the
             Offering Memorandum and Offering Memorandum Supplement
                            each dated July 31, 2002

        Disclosure relating to the Asset-Backed Securities Portfolio and
                      Asset-Backed Securities Portfolio II

Effective immediately, the Asset-Backed Securities Portfolio and Asset-Backed Securities Portfolio II may invest up to 5% of their total assets in any
combination  of  interest  only,   principal  only  or  inverse   floating  rate
securities.

Accordingly, with respect to the foregoing, the following information replaces Non-Fundamental Investment Restriction No. 2 in the Offering Memorandum:

     (2) A Portfolio may not invest in any combination of interest only, principal only or inverse floating rate securities, except that the Mortgage, Mortgage II, Asset-Backed and Asset-Backed II Portfolios may invest up to 5% of their total assets in such securities.

          Investors Should Retain This Supplement For Future Reference



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               PIMCO Funds: Pacific Investment Management Series

                        Supplement dated August 22, 2002
                                     to the
                Institutional and Administrative Class Prospectus
                               Dated July 31, 2002

              Disclosure relating to the European Convertible Fund

Effective immediately, the following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section, with respect to the European Convertible Fund's investment in non-European issuers, in the individual Fund Summary for the Fund:

The Fund may invest its assets in securities denominated in any currency. Assets not invested in European convertible securities may be invested in common stock or other Fixed Income Instruments.

          Investors Should Retain This Supplement For Future Reference